Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Trade accounts receivable	$ 3,017,258		$ 3,019,424
Other current assets	915,544		937,761
Goodwill	11,439,985		11,421,889
Income tax payable, current	204,184		150,003
Short Term Borrowings Due To Related Parties Current Acquisitions	7,211		3,973
Cash Paid	(51,640)	(1,860,876)
Revenue	3,463,921	3,248,755
Operating income	493,313	502,966
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Other current assets	164,068
Trade accounts receivable	149,219
Other current assets	17,458
Deferred Tax Asset	14,932
Property, plant and equipment	168,335
Intangible assets and other assets	84,556
Goodwill	2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)
Income tax payable, current	(33,597)
Short Term Borrowings Due To Related Parties Current Acquisitions	(72,101)
Other Liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)
Total acquisition cost	2,181,358
Investment at acquisition date	(201,915)
Long Term Note Receivable Acquisitions	(282,784)
Total non-cash items	(484,699)
Cash Paid	$ 1,696,659